Derivative instruments and hedging activities (Tables)	6 Months Ended
Jun. 30, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of balance sheet classification and fair values of derivative instruments

The following table summarizes the consolidated balance sheets classification and fair values of the Company’s derivative instruments:

		Fair Value		Notional Amount
		June 30,	December 31,	June 30,	December 31,
	Balance sheet location	2019	2018	2019	2018
			U.S. $ in thousands
Assets derivatives -Foreign exchange contracts, not designated as hedging instruments	Other current assets	$192	$374	$27,397	$34,695
Assets derivatives -Foreign exchange contracts, designated as cash flow hedge	Other current assets	522	-	17,528	-
Liability derivatives -Foreign exchange contracts, not designated as hedging instruments	Accrued expenses and other current liabilities	(160)	(196)	74,367	54,425
Liability derivatives -Foreign exchange contracts, designated as hedging instruments	Accrued expenses and other current liabilities	-	(628)	-	41,303
		$554	$(450)	$119,292	$130,423